Summary of Significant Accounting Policies - Individual Customers Each Accounted for 10% or More of Total Reported Revenues (Detail) - Sales Revenue, Net [Member] - Customer Concentration Risk [Member]
		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated & Combined [Member] | Energy Transfer Equity, LP. and subsidiaries [Member]
Entity Wide Revenue Major Customer [Line Items]
Individual customers each accounted for 10% or more of total reported revenues		33.00%	35.00%	13.00%
MRD [Member] | Energy Transfer Equity, LP. and subsidiaries [Member]
Entity Wide Revenue Major Customer [Line Items]
Individual customers each accounted for 10% or more of total reported revenues		85.00%	86.00%	52.00%
MRD [Member] | Sunoco Inc [Member]
Entity Wide Revenue Major Customer [Line Items]
Individual customers each accounted for 10% or more of total reported revenues	[1]			20.00%
MEMP [Member] | Sinclair Oil and Gas Company [Member]
Entity Wide Revenue Major Customer [Line Items]
Individual customers each accounted for 10% or more of total reported revenues		11.00%
MEMP [Member] | Phillips 66 [Member]
Entity Wide Revenue Major Customer [Line Items]
Individual customers each accounted for 10% or more of total reported revenues	[2]	12.00%	14.00%	12.00%
MEMP [Member] | ConocoPhillips [Member]
Entity Wide Revenue Major Customer [Line Items]
Individual customers each accounted for 10% or more of total reported revenues				13.00%

[1]	Sunoco, Inc. became a subsidiary of Energy Transfer Equity, L.P. in October 2012.
[2]	Phillips 66 was a subsidiary of ConocoPhillips through April 30, 2012. Accordingly, any revenues generated from Phillips 66 prior to May 1, 2012 were reported under ConocoPhillips.